18. INTANGIBLE ASSETS (Details 3)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Annual average amortization rate	4.05%
Hydroelectric generation [member]
Disclosure of detailed information about intangible assets [line items]
Annual average amortization rate	9.06%
Wind power generation [member]
Disclosure of detailed information about intangible assets [line items]
Annual average amortization rate	8.88%
Administration [member]
Disclosure of detailed information about intangible assets [line items]
Annual average amortization rate	15.74%
Distribution [member]
Disclosure of detailed information about intangible assets [line items]
Annual average amortization rate	3.90%
Gas [member]
Disclosure of detailed information about intangible assets [line items]
Annual average amortization rate	3.48%